Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock compensation expense	$ 242,146	$ 525,062
Director [Member]
Settled in option value	37,500
Stock compensation expense	0	37,500
Amounts payable	$ 293,546	$ 293,546